Stockholders' Equity: (Details) (USD $)	9 Months Ended					0 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended					0 Months Ended		1 Months Ended
	Mar. 31, 2014 item	Jun. 30, 2013	Jun. 30, 2012	Oct. 02, 2013 Class A Warrants	Oct. 02, 2013 Class B Warrants	Oct. 02, 2013 Subordinated promissory note	Mar. 31, 2014 Notes	Mar. 31, 2014 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 31, 2014 Series B Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Oct. 02, 2013 Series C Voting Preferred Stock	Mar. 31, 2014 Series C Voting Preferred Stock	Mar. 16, 2010 Langtry	Mar. 16, 2010 Langtry Series A Preferred Stock	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Sep. 30, 2013 Calvin A. Wallen III Subordinated promissory note	Jun. 30, 2013 Calvin A. Wallen III Subordinated promissory note	Oct. 02, 2013 Calvin A. Wallen III Series B Convertible Preferred Stock	Feb. 23, 2009 Subscription Agreements with certain investors	Aug. 31, 2009 Subscription Agreements with certain investors	Mar. 31, 2014 Subscription Agreements with certain investors	Jun. 30, 2013 Subscription Agreements with certain investors
Stockholders' equity
Shares issued													98,751.823		10,350,000		12,047			2,115	2,104,001	2,104,001
Number of common stock shares for which warrants are issued				65,834,549	32,917,274																1,052,000	1,052,000	787,294
Exercise price of warrants (in dollars per share)				$ 0.01	$ 0.50																		$ 0.6747	$ 0.85
Preferred stock authorized (in shares)	10,000,000	10,000,000	10,000,000					165,000	165,000	165,000	35,000	35,000
Number of series of preferred stock established	3
Number of series of preferred stock cancelled	1
Stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01					$ 100	$ 100	$ 100	$ 1,000	$ 1,000	$ 0.01	$ 0.01
Dividend rate (as a percent)								8.00%	8.00%	8.00%	9.50%	9.50%				8.00%
Preferred stock, conversion price (in dollars per share)								$ 1.20			$ 0.50					$ 1.20
Preferred stock Series A, redeemable value (in dollars per share)								$ 120	$ 120	$ 120
Preferred shares issued									118,113	109,124				98,751.823
Preferred shares outstanding									118,113	109,124	16,540.589			98,751.823
Value of shares issued													$ 988				$ 12,047,000			$ 2,115,000
Term of debt, used as amortization period							3 years
Principal amount		2,000,000	2,000,000			2,000,000												2,500,000	2,000,000
Accrued and unpaid interest						114,986
Gain (loss) recognized on transaction of exchange	$ 0